Annual Total Returns [BarChart] - Carillon Reams Core Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	7.64%
Annual Return 2012	6.33%
Annual Return 2013	(0.83%)
Annual Return 2014	2.27%
Annual Return 2015	0.95%
Annual Return 2016	2.40%
Annual Return 2017	3.40%
Annual Return 2018	1.24%
Annual Return 2019	7.95%
Annual Return 2020	15.39%